Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Loan Portfolio Summarized by Past Due Status (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans, past due	$ 4,802	$ 8,239
Loans, current	244,965	211,491
Loans	249,767	219,730
Loans > 90 days and accruing	190	928
The 30 to 89 Days Delinquent [Member]
Loans, past due	4,440	7,061
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	362	1,178
Real Estate Portfolio Segment [Member]
Loans	204,000	196,095
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans, past due	1,371	1,278
Loans, current	4,927	5,325
Loans	6,298	6,603
Loans > 90 days and accruing
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	1,199	1,096
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	172	182
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans, past due	1,069	1,327
Loans, current	38,828	46,034
Loans	39,897	47,361
Loans > 90 days and accruing
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	1,069	1,259
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due		68
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans, past due		371
Loans, current	22,233	23,596
Loans	22,233	23,967
Loans > 90 days and accruing
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due		371
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans, past due	1,176	2,618
Loans, current	118,147	101,201
Loans	119,323	103,819
Loans > 90 days and accruing	190	548
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	986	2,070
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	190	548
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans, past due	1,120	2,231
Loans, current	11,403	7,767
Loans	12,523	9,998
Loans > 90 days and accruing
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	1,120	2,231
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans, past due		31
Loans, current	3,726	4,316
Loans	3,726	4,347
Loans > 90 days and accruing
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due		31
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due
Commercial Portfolio Segment [Member]
Loans, past due	66	383
Loans, current	45,679	23,233
Loans	45,745	23,616
Loans > 90 days and accruing		380
Commercial Portfolio Segment [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	66	3
Commercial Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due		380
Consumer Portfolio Segment [Member]
Loans, past due
Loans, current	22	19
Loans	22	19
Loans > 90 days and accruing
Consumer Portfolio Segment [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due